ACQUISITON OF WORLD MOTO ASSETS (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Nov. 30, 2012 World Moto Assets Acquired [Member]	Dec. 31, 2012 World Moto Assets Acquired [Member]
Stock Issued During Period, Shares, Acquisition of Assets							1,240,871	1,240,871
Shares issued for debt							576,923	576,923
Extinguishment of Debt, Amount							$ 75,000
Stock Issued During Period, Value, Acquisition of Assets				$ 236,314	$ 236,314	$ 236,314	$ 236,314	$ 161,314
Stock split ratio				181
Stock Issued During Period, Shares, Stock Splits							224,597,666	224,597,666